BASIC AND DILUTED LOSS PER SHARE	6 Months Ended
Jun. 30, 2021
Disclosure of Basic and Diluted loss per Share [Abstract]
BASIC AND DILUTED LOSS PER SHARE

10.BASIC AND DILUTED LOSS PER SHARE

Basic loss per common share is calculated by dividing net loss by the weighted average number of common shares outstanding.

Diluted loss per common share is calculated by adjusting the weighted average number of common shares outstanding to assume conversion of all potential dilutive securities. The Company has restricted share units, stock options and warrants which may be dilutive. As a result of losses incurred for the three and six months ending June 30, 2021 and 2020, these securities are anti-dilutive and therefore excluded from the determination of diluted loss per share.

	Three Months Ended		Six Months Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Numerator:
Net loss	$(940)	$(1,143)	$(15,734)	$(1,911)
Denominator:
Weighted average number of common shares outstanding for basic loss per share	97,517,298	60,764,929	97,517,298	52,518,608
Adjustment for dilutive securities	-	-	-	-
Weighted average number of common shares outstanding for diluted loss per share	97,517,298	60,764,929	97,517,298	52,518,608
Net loss per common share – basic and diluted	$(0.01)	$(0.02)	$(0.16)	$(0.04)